Long-Term Debt - Narrative (Details)					1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
		Jul. 02, 2017	Jan. 04, 2017 USD ($)	Apr. 28, 2014 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2017	Jun. 30, 2016 USD ($)	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Repayment of long-term debt	[1]										$ 58,396,000	$ 14,928,000	[2]	$ 139,750,000	[2],[3]
Letter of credit commitments											8,632,000
Partnership debt											196,420,000	250,041,000
Carrying value of long-term debt											201,205,000
Cash consideration paid to acquire land											2,500,000	2,500,000		2,500,000
Subsequent Event
Line of Credit Facility [Line Items]
Common unit aggregate offering price, maximum amount			$ 50,000,000
Other notes payable
Line of Credit Facility [Line Items]
Carrying value of long-term debt											6,705,000	6,924,000
Prepayments made by Partnership on promissory notes											$ 3,896,000	428,000
Other notes payable | Subsequent Event
Line of Credit Facility [Line Items]
Prepayments made by Partnership on promissory notes					$ 962,000
Other notes payable | Minimum
Line of Credit Facility [Line Items]
Effective interest rate											0.56%
Other notes payable | Maximum
Line of Credit Facility [Line Items]
Effective interest rate											0.74%
Promissory Note Due in December 2019 | Other notes payable
Line of Credit Facility [Line Items]
Partnership debt											$ 3,676,000
Terms of promissory note issued											3 years
Promissory Note Due In December 2018 | Other notes payable
Line of Credit Facility [Line Items]
Partnership debt												$ 3,676,000
Terms of promissory note issued												3 years
Promissory Note Due In October 2017 | Other notes payable
Line of Credit Facility [Line Items]
Partnership debt														$ 3,676,000
Terms of promissory note issued														3 years
Revolving Credit Facility
Line of Credit Facility [Line Items]
Repayment of long-term debt							$ 52,500,000
Carrying value of long-term debt											$ 0	$ 52,500,000
Revolving Credit Facility | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Maturity date				Apr. 28, 2019
Line of credit facility, maximum borrowing capacity											75,000,000
Undrawn borrowing capacity											$ 66,368,000
Restriction to distribution of quarterly distributable cash flow											50.00%
Restrictive covenant, maximum capital expenditures											$ 28,000,000
Revolving Credit Facility | $75M Revolving Credit Agreement | Eurodollar
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility											4.50%
Letter of Credit | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 25,000,000
Swing line loan | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											10,000,000
Term Loan Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 200,000,000
Term Loan Credit Facility | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Maturity date				Apr. 28, 2021
Line of credit facility, maximum borrowing capacity				$ 200,000,000
Line of credit facility, increase in commitment amount				$ 100,000,000
Partnership debt											189,715,000
Carrying value of long-term debt											194,500,000	196,500,000
Debt instrument, discount											1,247,000	1,529,000
Unamortized debt issuance costs in long-term debt											$ 3,538,000	$ 4,354,000
Interest rate under Term Loan Credit Facility											4.75%
Term Loan Credit Facility | $200M Term Loan Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				2.75%
Term Loan Credit Facility | $200M Term Loan Credit Facility | LIBOR Rate | Minimum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				1.00%
Term Loan Credit Facility | $200M Term Loan Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				3.75%
Forecast | Revolving Credit Facility | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Maximum leverage ratio						5.0		4.5	4.0	3.5
Minimum interest coverage ratio						2.5
Forecast | Revolving Credit Facility | $75M Revolving Credit Agreement | Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility		1.25%
Forecast | Revolving Credit Facility | $75M Revolving Credit Agreement | Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility		2.50%
Forecast | Revolving Credit Facility | $75M Revolving Credit Agreement | Eurodollar | Minimum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility		2.25%
Forecast | Revolving Credit Facility | $75M Revolving Credit Agreement | Eurodollar | Maximum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility		3.50%

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.